Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Small Company Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.0%
Issuer	Shares	Value ($)
Communication Services 3.7%
Entertainment 3.7%
Atlanta Braves Holdings, Inc., Class C(a)	93,822	3,352,260
Endeavor Group Holdings, Inc., Class A	70,406	1,401,079
TKO Group Holdings, Inc.	70,907	5,960,443
Total		10,713,782
Total Communication Services		10,713,782
Consumer Discretionary 9.1%
Diversified Consumer Services 1.3%
WW International, Inc.(a)	334,897	3,707,310
Hotels, Restaurants & Leisure 4.2%
Bowlero Corp.(a)	172,357	1,658,074
Churchill Downs, Inc.	32,171	3,733,123
Kura Sushi USA, Inc., Class A(a)	43,679	2,888,056
Texas Roadhouse, Inc.	37,031	3,558,679
Total		11,837,932
Specialty Retail 1.5%
Academy Sports & Outdoors, Inc.	66,370	3,137,310
Advance Auto Parts, Inc.	22,293	1,246,847
Total		4,384,157
Textiles, Apparel & Luxury Goods 2.1%
Canada Goose Holdings, Inc.(a)	136,709	2,004,154
On Holding AG, Class A(a)	141,125	3,926,097
Total		5,930,251
Total Consumer Discretionary		25,859,650
Consumer Staples 2.8%
Beverages 1.5%
Celsius Holdings, Inc.(a)	25,740	4,416,984
Consumer Staples Distribution & Retail 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	50,514	3,605,184
Total Consumer Staples		8,022,168
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.9%
Energy Equipment & Services 3.4%
AESI Holdings, Inc., Class A	102,830	2,285,911
ChampionX Corp.	130,167	4,636,548
TechnipFMC PLC	133,273	2,710,773
Total		9,633,232
Oil, Gas & Consumable Fuels 2.5%
Matador Resources Co.	49,162	2,924,156
Northern Oil and Gas, Inc.	103,769	4,174,627
Total		7,098,783
Total Energy		16,732,015
Financials 1.6%
Capital Markets 1.0%
B Riley Financial, Inc.	67,743	2,776,785
Insurance 0.6%
Skyward Specialty Insurance Group, Inc.(a)	64,969	1,777,552
Total Financials		4,554,337
Health Care 20.1%
Biotechnology 4.5%
Abcam PLC, ADR(a)	171,844	3,888,830
Arcus Biosciences, Inc.(a)	85,013	1,525,983
Natera, Inc.(a)	122,368	5,414,784
PTC Therapeutics, Inc.(a)	41,091	920,849
Syndax Pharmaceuticals, Inc.(a)	68,747	998,207
Total		12,748,653
Health Care Equipment & Supplies 4.6%
Glaukos Corp.(a)	35,225	2,650,681
ICU Medical, Inc.(a)	31,555	3,755,360
Inspire Medical Systems, Inc.(a)	14,206	2,819,039
Insulet Corp.(a)	8,783	1,400,801
LivaNova PLC(a)	46,001	2,432,533
Total		13,058,414
2	Columbia Variable Portfolio – Small Company Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.3%
Addus HomeCare Corp.(a)	33,827	2,881,722
Chemed Corp.	16,096	8,365,091
Tenet Healthcare Corp.(a)	29,198	1,923,856
Universal Health Services, Inc., Class B	15,330	1,927,441
Total		15,098,110
Health Care Technology 0.5%
GoodRx Holdings, Inc., Class A(a)	242,055	1,362,770
Life Sciences Tools & Services 5.2%
BioLife Solutions, Inc.(a)	57,340	791,865
Bio-Techne Corp.	83,983	5,716,723
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	898,148
DNA Script(a),(b),(c),(d)	1,585	383,393
MaxCyte, Inc.(a)	159,670	498,170
Olink Holding AB ADR(a)	65,401	964,665
Repligen Corp.(a)	36,071	5,735,650
Total		14,988,614
Total Health Care		57,256,561
Industrials 31.1%
Aerospace & Defense 3.4%
BWX Technologies, Inc.	32,052	2,403,259
Curtiss-Wright Corp.	36,924	7,223,442
Total		9,626,701
Air Freight & Logistics 1.3%
Forward Air Corp.	55,691	3,828,199
Building Products 1.6%
AAON, Inc.	59,450	3,380,922
Simpson Manufacturing Co., Inc.	7,677	1,150,091
Total		4,531,013
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc., Class A(a)	56,440	4,306,372
Electrical Equipment 4.7%
Atkore, Inc.(a)	19,456	2,902,641
nVent Electric PLC	36,959	1,958,457
Vertiv Holdings Co.	228,118	8,485,990
Total		13,347,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 4.5%
RXO, Inc.(a)	72,418	1,428,807
Saia, Inc.(a)	9,213	3,672,762
XPO, Inc.(a)	101,563	7,582,694
Total		12,684,263
Machinery 2.0%
RBC Bearings, Inc.(a)	24,719	5,787,460
Professional Services 2.7%
Exponent, Inc.	20,339	1,741,018
FTI Consulting, Inc.(a)	33,583	5,991,543
Total		7,732,561
Trading Companies & Distributors 9.4%
Core & Main, Inc., Class A(a)	206,609	5,960,670
FTAI Aviation Ltd.	281,552	10,009,174
SiteOne Landscape Supply, Inc.(a)	50,029	8,177,240
Xometry, Inc., Class A(a)	159,037	2,700,448
Total		26,847,532
Total Industrials		88,691,189
Information Technology 17.5%
Communications Equipment 0.9%
Harmonic, Inc.(a)	272,199	2,621,276
Electronic Equipment, Instruments & Components 0.6%
908 Devices, Inc.(a)	262,571	1,748,723
Semiconductors & Semiconductor Equipment 6.6%
Allegro MicroSystems, Inc.(a)	74,822	2,389,815
Axcelis Technologies, Inc.(a)	18,290	2,982,184
Lattice Semiconductor Corp.(a)	21,207	1,822,317
Onto Innovation, Inc.(a)	35,217	4,490,872
Rambus, Inc.(a)	130,886	7,302,130
Total		18,987,318
Software 8.2%
BILL Holdings, Inc.(a)	49,722	5,398,318
LiveVox Holdings, Inc.(a)	263,626	880,511
Procore Technologies, Inc.(a)	88,819	5,801,657
SPS Commerce, Inc.(a)	12,671	2,161,799

Columbia Variable Portfolio – Small Company Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tenable Holdings, Inc.(a)	89,094	3,991,411
Workiva, Inc., Class A(a)	50,911	5,159,321
Total		23,393,017
Technology Hardware, Storage & Peripherals 1.2%
Super Micro Computer, Inc.(a)	12,235	3,355,082
Total Information Technology		50,105,416
Materials 3.2%
Chemicals 1.3%
Balchem Corp.	28,913	3,586,369
Metals & Mining 1.9%
Alamos Gold, Inc., Class A	189,711	2,141,837
Osisko Gold Royalties Ltd.	175,968	2,067,624
Triple Flag Precious Metals Corp.	97,575	1,275,305
Total		5,484,766
Total Materials		9,071,135
Total Common Stocks (Cost $263,800,351)		271,006,253

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(e),(f)	11,567,633	11,564,163
Total Money Market Funds (Cost $11,563,733)		11,564,163
Total Investments in Securities (Cost: $275,364,084)		282,570,416
Other Assets & Liabilities, Net		2,699,909
Net Assets		285,270,325

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $1,281,541, which represents 0.45% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $1,281,541, which represents 0.45% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	308,642	2,502,312	898,148
DNA Script	10/01/2021	1,585	1,382,080	383,393
			3,884,392	1,281,541

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	10,573,791	158,741,583	(157,751,641)	430	11,564,163	1,475	457,720	11,567,633
4	Columbia Variable Portfolio – Small Company Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7025_12_B01_(11/23)